Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,720,000.00
Total Fee Amount	2,309.03
Total Offset Amount	0.00
Net Fee	$ 2,309.03
Offering Table N/A
Offset Table N/A	N/A